UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-02675)

Exact name of registrant as specified in charter:	Putnam Tax Exempt Income Fund

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	September 30, 2017

Date of reporting period:	December 31, 2016

Item 1. Schedule of Investments:

Putnam Tax Exempt Income Fund

The fund's portfolio
12/31/16 (Unaudited)

Key to holding's abbreviations
ABAG — Association Of Bay Area Governments
AGC — Assured Guaranty Corp.
AGM — Assured Guaranty Municipal Corporation
AMBAC — AMBAC Indemnity Corporation
BAM — Build America Mutual
COP — Certificates of Participation
FCS — Farm Credit System
FGIC — Financial Guaranty Insurance Company
FHL Banks Coll. — Federal Home Loan Banks System Collateralized
FHLMC Coll. — Federal Home Loan Mortgage Corporation Collateralized
FNMA Coll. — Federal National Mortgage Association Collateralized
FRB — Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period
G.O. Bonds — General Obligation Bonds
GNMA Coll. — Government National Mortgage Association Collateralized
NATL — National Public Finance Guarantee Corp.
PSFG — Permanent School Fund Guaranteed
U.S. Govt. Coll. — U.S. Government Collateralized
VRDN — Variable Rate Demand Notes, which are floating-rate securities with long-term maturities that carry coupons that reset and are payable upon demand either daily, weekly or monthly. The rate shown is the current interest rate at the close of the reporting period.
MUNICIPAL BONDS AND NOTES (98.5%)(a)
	Rating(RAT)	Principal amount	Value

Alabama (0.7%)

Cullman Cnty., Hlth. Care Auth. Rev. Bonds (Cullman Regl. Med. Ctr.), Ser. A, 7.00%, 2/1/36	Ba1	$1,750,000	$1,853,163

Jefferson Cnty., Swr. Rev. Bonds, Ser. D, 6.50%, 10/1/53	BBB-	1,000,000	1,180,650

Selma, Indl. Dev. Board Rev. Bonds (Gulf Opportunity Zone Intl. Paper Co.), Ser. A, 6.25%, 11/1/33	BBB	3,500,000	3,890,775

			6,924,588
Arizona (1.7%)

Casa Grande, Indl. Dev. Auth. Rev. Bonds (Casa Grande Regl. Med. Ctr.), Ser. A, 7.625%, 12/1/29 (escrow)(F)	D/P	2,850,000	8,519

Coconino Cnty., Poll. Control Rev. Bonds (Tucson Elec. Pwr. Co. - Navajo), Ser. A, 5.125%, 10/1/32	A3	2,000,000	2,107,620

Glendale, Indl. Dev. Auth. Rev. Bonds (Midwestern U.), 5.125%, 5/15/40	A	3,500,000	3,783,745

Glendale, Indl. Dev. Auth. Sr. Living Fac. Rev. Bonds (Royal Oaks Life Care Cmnty.), 5.00%, 5/15/39	A/F	3,000,000	3,264,480

Maricopa Cnty., Poll. Control Rev. Bonds (El Paso Elec. Co.), Ser. A, 7.25%, 2/1/40	Baa1	3,300,000	3,634,983

Phoenix, Indl. Dev. Auth. Ed. Rev. Bonds (Great Hearts Academies), 5.00%, 7/1/44	BBB-	1,000,000	1,034,950

Salt Verde, Fin. Corp. Gas Rev. Bonds, 5.50%, 12/1/29	Baa1	1,750,000	2,060,993

			15,895,290
California (10.4%)

ABAG Fin. Auth. for Nonprofit Corps. Rev. Bonds (Episcopal Sr. Cmntys.), Ser. A, 5.00%, 7/1/42	BBB+/F	1,300,000	1,373,333

CA Muni. Fin. Auth. COP (Cmnty. Hosp. Central CA), 5.25%, 2/1/37	A-	1,525,000	1,528,126

CA Muni. Fin. Auth. Rev. Bonds (Biola U.), 5.875%, 10/1/34	Baa1	1,500,000	1,566,765

CA State G.O. Bonds
6.50%, 4/1/33	Aa3	5,000,000	5,527,200
5.75%, 4/1/31	Aa3	10,000,000	10,888,000
5.50%, 3/1/40	Aa3	10,300,000	11,333,708

CA State Dept. of Wtr. Resources Rev. Bonds (Central Valley)
U.S. Govt. Coll., 5.00%, 12/1/29 (Prerefunded 6/1/18)	AA+	4,825,000	5,088,107
Ser. AE, 5.00%, 12/1/29	AAA	175,000	183,736

CA State Edl. Fac. Auth. Rev. Bonds
(Pacific U.), Ser. A, 5.00%, 11/1/30	A2	750,000	833,933
(Santa Clara U.), 5.00%, 4/1/23	Aa3	375,000	439,226

CA State Poll. Control Fin. Auth. Rev. Bonds
(Wtr. Furnishing), 5.00%, 11/21/45	Baa3	3,000,000	3,045,990
(San Jose Wtr. Co.), 4.75%, 11/1/46	A	1,700,000	1,727,931

CA State Pub. Wks. Board Rev. Bonds
Ser. I-1, 6.125%, 11/1/29 (Prerefunded 11/1/19)	Aaa	2,000,000	2,255,800
Ser. A-1, 6.00%, 3/1/35	A1	3,100,000	3,472,217
(Capital Projects), Ser. A, 5.00%, 4/1/29	A1	3,605,000	4,054,255

CA Statewide Cmnty. Dev. Auth. Rev. Bonds
(899 Charleston, LLC), Ser. A, 5.25%, 11/1/44	BB/P	655,000	664,177
AGM, 5.00%, 11/15/44	AA	1,500,000	1,643,685

Corona-Norco, School Dist. Pub. Fin. Auth. Special Tax Bonds, Ser. A, 5.00%, 9/1/35	A-	585,000	647,279

Los Angeles, Dept. of Arpt. Rev. Bonds (Los Angeles Intl. Arpt.)
Ser. B, 5.00%, 5/15/33	AA-	1,000,000	1,138,590
5.00%, 5/15/30	AA	2,000,000	2,232,460

Los Angeles, Dept. of Wtr. & Pwr. Rev. Bonds, Ser. B, 5.00%, 7/1/36	AA+	4,980,000	5,721,572

M-S-R Energy Auth. Rev. Bonds, Ser. A, 6.50%, 11/1/39	BBB+	2,250,000	2,957,153

Oakland, Alameda Cnty. Unified School Dist. G.O. Bonds, Ser. A, 5.00%, 8/1/40	Aa3	1,000,000	1,115,730

Port of Oakland, Rev. Bonds, Ser. P, 5.00%, 5/1/33	A+	1,240,000	1,355,357

Riverside Cnty., Asset Leasing Corp. Rev. Bonds (Riverside Cnty. Hosp.), NATL, zero %, 6/1/25	AA-	4,000,000	3,122,040

Sacramento, City Fin. Auth. Tax Alloc. Bonds, Ser. A, FGIC, NATL, zero %, 12/1/22	AA-	7,500,000	6,146,025

Sacramento, Regl. Trans. Dist. Rev. Bonds (Farebox), 5.00%, 3/1/25	A3	1,000,000	1,103,730

San Diego, Pub. Fac. Fin. Auth. Wtr. Rev. Bonds, Ser. B, 5.00%, 8/1/28	Aa3	10,000,000	12,031,400

Stockton, Pub. Wtr. Fin. Auth. Rev. Bonds (Delta Wtr. Supply), Ser. A, 6.25%, 10/1/40	A	1,375,000	1,651,320

Turlock, Irrigation Dist. Rev. Bonds, Ser. A, 5.00%, 1/1/40 (Prerefunded 1/1/20)	AA-	2,000,000	2,202,620

			97,051,465
Colorado (1.7%)

CO State Hlth. Fac. Auth. Rev. Bonds
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.50%, 6/1/33	BBB+	650,000	699,270
(Valley View Assn.), 5.25%, 5/15/42	A-	1,500,000	1,511,235
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), 5.25%, 6/1/22	BBB+	290,000	290,360
(Evangelical Lutheran Good Samaritan Society Oblig. Group (The)), Ser. A, 5.00%, 6/1/45	Baa1	2,000,000	2,009,440
(Valley View Hosp. Assn.), 5.00%, 5/15/45	A-	1,000,000	1,097,990
(Covenant Retirement Cmnty.), Ser. A, 5.00%, 12/1/35	BBB+/F	1,000,000	1,039,600

Denver City & Cnty., Arpt. Rev. Bonds (Sub. Syst.), Ser. A, 5.50%, 11/15/31	A2	1,925,000	2,200,814

E-470 CO Pub. Hwy. Auth. Rev. Bonds, Ser. A, NATL, zero %, 9/1/34	AA-	13,000,000	6,007,820

Park Creek, Metro. Dist. Tax Allocation Bonds (Sr. Ltd. Property Tax Supported), Ser. A, 5.00%, 12/1/45	BBB/F	225,000	236,543

Regl. Trans. Dist. Rev. Bonds (Denver Trans. Partners), 6.00%, 1/15/41	Baa3	750,000	822,675

			15,915,747
Connecticut (0.2%)

CT State Hlth. & Edl. Fac. Auth. Rev. Bonds (Masonicare Issue), Ser. F, 5.00%, 7/1/34	BBB+/F	1,500,000	1,530,660

CT State Hlth. & Edl. Fac. Auth. VRDN (Yale U.), Ser. V-2, 0.59%, 7/1/36	VMIG1	300,000	300,000

			1,830,660
Delaware (0.4%)

DE State Econ. Dev. Auth. Rev. Bonds
(Delmarva Pwr.), 5.40%, 2/1/31	Baa1	1,700,000	1,857,097
(Indian River Pwr.), 5.375%, 10/1/45	Baa3	2,000,000	2,053,220

			3,910,317
District of Columbia (2.6%)

DC G.O. Bonds, Ser. C, 5.00%, 6/1/38	Aa1	2,000,000	2,269,480

DC Rev. Bonds
(Howard U.), Ser. A, 6.50%, 10/1/41	BBB	3,000,000	3,025,440
(Kipp Charter School), 6.00%, 7/1/33	BBB+	950,000	1,083,247

DC Ballpark Rev. Bonds, Ser. B-1, FGIC, NATL, 5.00%, 2/1/25	AA-	1,035,000	1,038,405

DC U. Rev. Bonds (Gallaudet U.)
5.50%, 4/1/41	A+	2,000,000	2,234,700
5.50%, 4/1/34	A+	1,000,000	1,123,340

DC, Wtr. & Swr. Auth. Pub. Util. Rev. Bonds, Ser. B
5.00%, 10/1/37	AA+	3,135,000	3,564,652
5.00%, 10/1/35	AA+	5,000,000	5,709,800

Metro. Washington, Arpt. Auth. Dulles Toll Rd. Rev. Bonds (Metrorail), Ser. A, zero %, 10/1/37	Baa1	11,000,000	4,030,730

			24,079,794
Florida (5.3%)

Brevard Cnty., Hlth. Care Fac. Auth. Rev. Bonds (Health First, Inc.), U.S. Govt. Coll., 7.00%, 4/1/39 (Prerefunded 4/1/19)	A2	4,000,000	4,487,200

Central FL Expressway Auth. Rev. Bonds, Ser. B, 5.00%, 7/1/34	A2	1,700,000	1,913,146

Double Branch Cmnty. Dev. Dist. Special Assmt. Bonds, Ser. A-1, 4.25%, 5/1/34	A-	890,000	899,799

FL State Muni. Pwr. Agcy. Rev. Bonds (All Requirements Pwr. Supply), Ser. A
5.00%, 10/1/31	A2	495,000	522,245
U.S. Govt. Coll., 5.00%, 10/1/31 (Prerefunded 10/1/18)	AAA/P	2,805,000	2,985,333

Halifax Hosp. Med. Ctr. Rev. Bonds, 5.00%, 6/1/36	A-	2,250,000	2,484,248

Lakeland, Hosp. Syst. Rev. Bonds
(Lakeland Regl. Hlth.), 5.00%, 11/15/40	A2	2,175,000	2,347,760
(Lakeland Regl. Hlth. Syst.), 5.00%, 11/15/29	A2	1,535,000	1,732,386

Martin Cnty., Rev. Bonds (Indiantown Cogeneration), 4.20%, 12/15/25	Ba1	1,060,000	1,084,899

Miami-Dade Cnty., Rev. Bonds (Tran. Syst. Sales Surtax), 5.00%, 7/1/42	AA	3,000,000	3,288,840

Miami-Dade Cnty., Aviation Rev. Bonds
Ser. B, 5.00%, 10/1/41	A2	5,000,000	5,443,350
Ser. A, 5.00%, 10/1/38	A	1,750,000	1,884,575
5.00%, 10/1/28	A2	500,000	554,370

Miami-Dade Cnty., Expressway Auth. Toll Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/44	A2	1,000,000	1,089,810

Orange Cnty., Hlth. Fac. Auth. Rev. Bonds (Presbyterian Retirement Cmntys.), 5.00%, 8/1/34	A-/F	1,800,000	1,865,340

Palm Beach Cnty., Hlth. Fac. Auth. Rev. Bonds
(Acts Retirement-Life Cmnty.), 5.50%, 11/15/33 (Prerefunded 11/15/20)	A-/F	5,000,000	5,682,950
(Acts Retirement-Life Cmnty., Inc.), 5.00%, 11/15/32	A-/F	5,000,000	5,262,200

South Broward, Hosp. Dist. Rev. Bonds, NATL, 4.75%, 5/1/28	AA	2,000,000	2,020,180

Southeast Overtown Park West Cmnty. Redev. Agcy. 144A Tax Alloc. Bonds, Ser. A-1, 5.00%, 3/1/30	BBB+	480,000	520,867

Sunrise, Util. Syst. Rev. Bonds, AMBAC, 5.20%, 10/1/22	AA-	3,405,000	3,626,427

			49,695,925
Georgia (3.5%)

Atlanta, Arpt. Rev. Bonds (Hartsfield-Jackson Intl. Arpt.), Ser. A, 5.00%, 1/1/35	Aa3	2,000,000	2,163,840

Atlanta, Wtr. & Waste Wtr. Rev. Bonds
Ser. A, 6.25%, 11/1/39 (Prerefunded 11/1/19)	Aa3	4,500,000	5,084,370
5.00%, 11/1/43	Aa3	2,750,000	3,091,935
5.00%, 11/1/40	Aa3	4,860,000	5,475,568

Forsyth Cnty., Hosp. Auth. Rev. Bonds (Baptist Hlth. Care Syst.), U.S. Govt. Coll., 6.25%, 10/1/18 (Escrowed to maturity)	AA+	255,000	269,214

Fulton Cnty., Dev. Auth. Rev. Bonds (GA Tech Athletic Assn.), Ser. A, 5.00%, 10/1/42	A2	2,250,000	2,508,120

GA State Private College & U. Auth. Rev. Bonds (Emory U.)
Ser. A, 5.00%, 10/1/43	Aa2	2,400,000	2,703,264
Ser. B, 5.00%, 9/1/29	Aa2	2,250,000	2,445,615

Gainesville & Hall Cnty., Hosp. Auth. Rev. Bonds (Northeast GA Hlth. Care), Ser. S, 5.50%, 8/15/54	AA-	1,825,000	2,118,478

Main St. Natural Gas, Inc. Rev. Bonds (GA Gas), Ser. A, 5.50%, 9/15/21	BBB+	370,000	414,163

Marietta, Dev. Auth. Rev. Bonds (Fac. of Life U., Inc.), 7.00%, 6/15/39	Ba3	2,450,000	2,514,974

Muni. Election Auth. of GA Rev. Bonds (Plant Voltage Units 3 & 4), Ser. A, 5.50%, 7/1/60	A+	3,500,000	3,974,460

			32,764,001
Guam (0.1%)

Territory of GU, Pwr. Auth. Rev. Bonds, Ser. A
5.00%, 10/1/34	Baa2	200,000	204,386
AGM, 5.00%, 10/1/30	AA	500,000	555,120

			759,506
Illinois (5.9%)

Chicago, G.O. Bonds
Ser. B-2, 5.50%, 1/1/37	BBB+	6,000,000	5,823,060
Ser. A, 5.25%, 1/1/33	BBB+	1,200,000	1,135,392

Chicago, Board of Ed. G.O. Bonds, Ser. C, 5.25%, 12/1/39	B	3,500,000	2,815,855

Chicago, Motor Fuel Tax Rev. Bonds, AGM
5.00%, 1/1/33	AA	1,000,000	1,069,250
5.00%, 1/1/30	AA	200,000	216,138

Chicago, O'Hare Intl. Arpt. Rev. Bonds
Ser. A, 5.75%, 1/1/39	A2	1,650,000	1,859,055
Ser. F, 5.00%, 1/1/40	A2	3,700,000	3,957,076
Ser. G, 5.00%, 1/1/37(FWC)	A	600,000	648,432

Chicago, Waste Wtr. Transmission Rev. Bonds
5.00%, 1/1/44	A	3,000,000	3,136,650
(2nd Lien), 5.00%, 1/1/39	A	2,720,000	2,852,274

Chicago, Wtr. Wks Rev. Bonds, AGM, 5.00%, 11/1/25	AA	4,750,000	4,935,060

IL Fin. Auth. Rev. Bonds
(Rush U. Med. Ctr.), Ser. B, U.S. Govt. Coll., 7.25%, 11/1/38 (Prerefunded 11/1/18)	Aaa	2,520,000	2,788,103
(Silver Cross Hosp. & Med. Ctr.), 7.00%, 8/15/44 (Prerefunded 8/15/19)	AAA/P	5,500,000	6,251,905
(Rush U. Med. Ctr.), Ser. C, U.S. Govt. Coll., 6.625%, 11/1/39 (Prerefunded 5/1/19)	Aaa	1,075,000	1,201,033
(Roosevelt U.), 6.50%, 4/1/39	Ba1	1,000,000	1,025,490
(Elmhurst Memorial), Ser. A, 5.625%, 1/1/37	Baa2	1,000,000	1,030,130

IL State G.O. Bonds
5.00%, 11/1/36	Baa2	3,000,000	2,890,170
5.00%, 11/1/34	Baa2	1,000,000	970,090
5.00%, 2/1/29	Baa2	1,250,000	1,252,900
5.00%, 2/1/28	Baa2	2,350,000	2,370,281
5.00%, 8/1/21	Baa2	2,250,000	2,337,390

IL State Fin. Auth. Rev. Bonds (Riverside Hlth. Syst. Oblig. Group), 4.00%, 11/15/31	A+	500,000	505,265

Metro. Wtr. Reclamation Dist. of Greater Chicago G.O. Bonds (Green Bond), Ser. E, 5.00%, 12/1/29	AA+	1,580,000	1,844,587

Railsplitter, Tobacco Settlement Auth. Rev. Bonds, 6.00%, 6/1/28	A-	2,150,000	2,446,614

			55,362,200
Indiana (1.4%)

IN Bk. Special Program Gas Rev. Bonds, Ser. A, 5.25%, 10/15/21	A3	6,150,000	6,824,963

IN State Fin. Auth. VRDN, Ser. A-2, 0.76%, 2/1/37	VMIG1	2,700,000	2,700,000

IN State Fin. Auth. Edl. Fac. Rev. Bonds (Butler U.), Ser. B, 5.00%, 2/1/27	A-	935,000	1,039,094

Indianapolis, Arpt. Auth. Rev. Bonds (Federal Express Corp.), 5.10%, 1/15/17 (Escrowed to maturity)	Baa2	2,500,000	2,502,875

			13,066,932
Iowa (0.1%)

Tobacco Settlement Auth. of IA Rev. Bonds, Ser. C, 5.375%, 6/1/38	B+	750,000	714,690

			714,690
Kansas (0.3%)

KS State Dev. Fin. Auth. Rev. Bonds (Lifespace Cmnty's. Inc.), Ser. S, 5.00%, 5/15/30	A/F	2,900,000	3,022,641

			3,022,641
Kentucky (1.0%)

KY Pub. Trans. Infrastructure Auth. Rev. Bonds (1st Tier Downtown Crossing), Ser. A, 6.00%, 7/1/53	Baa3	1,400,000	1,526,896

Louisville & Jefferson Cnty., Metro. Govt. College Rev. Bonds (Bellarmine U.), Ser. A, 6.00%, 5/1/38	Baa3	855,000	879,316

Louisville & Jefferson Cnty., Metro. Govt. Hlth. Syst. Rev. Bonds (Norton Healthcare, Inc. ), Ser. A, 5.00%, 10/1/32	A-	3,635,000	4,002,644

Louisville, Regl. Arpt. Auth. Syst. Rev. Bonds, Ser. A
5.00%, 7/1/31	A+	415,000	459,442
5.00%, 7/1/30	A+	1,000,000	1,109,880

Owen Cnty., Wtr. Wks. Syst. Rev. Bonds (American Wtr. Co.), Ser. A, 6.25%, 6/1/39	A	1,000,000	1,092,880

			9,071,058
Louisiana (0.3%)

LA State Pub. Fac. Auth. Rev. Bonds (Ochsner Clinic Foundation), 5.00%, 5/15/47	Baa1	1,075,000	1,149,132

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. A, 5.00%, 5/15/23	A	1,200,000	1,352,808

			2,501,940
Maryland (0.6%)

MD Econ. Dev. Corp. Poll. Control Rev. Bonds (Potomac Electric Power Co.), 6.20%, 9/1/22	A2	1,100,000	1,201,607

MD State Hlth. & Higher Edl. Fac. Auth. Rev. Bonds
(Meritus Med. Ctr.), 5.00%, 7/1/40	BBB	1,250,000	1,302,650
(Peninsula Regl. Med. Ctr.), 5.00%, 7/1/39	A2	2,750,000	2,954,243

			5,458,500
Massachusetts (6.9%)

MA State G.O. Bonds
Ser. J, 5.00%, 12/1/37	Aa1	5,750,000	6,680,868
Ser. B, 5.00%, 7/1/33	Aa1	6,500,000	7,619,300

MA State Dept. Trans. Rev. Bonds (Metro Hwy. Syst.), Ser. B, 5.00%, 1/1/37	A+	6,750,000	7,247,205

MA State Dev. Fin. Agcy. Rev. Bonds
(Sabis Intl.), Ser. A, 8.00%, 4/15/39 (Prerefunded 10/15/19)	BBB	920,000	1,077,670
(Berklee College of Music), 5.25%, 10/1/41	A2	5,500,000	6,269,395
(Wheelock College), Ser. C, 5.25%, 10/1/29	BBB	3,300,000	3,367,122
(Suffolk U.), 5.125%, 7/1/40	Baa2	2,000,000	2,042,640
(Dana-Farber Cancer Inst.), Ser. N, 5.00%, 12/1/46	A1	2,875,000	3,154,996
(Caregroup), Ser. I, 5.00%, 7/1/37	A3	700,000	771,085

MA State Edl. Fin. Auth. Rev. Bonds, Ser. B, 5.70%, 1/1/31	AA	2,415,000	2,536,378

MA State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Suffolk U.), Ser. A, U.S. Govt. Coll., 5.75%, 7/1/39 (Prerefunded 7/1/19)	Baa2	4,000,000	4,242,160
(Springfield College), 5.625%, 10/15/40 (Prerefunded 10/15/19)	Baa1	2,550,000	2,830,653
(Springfield College), 5.50%, 10/15/31 (Prerefunded 10/15/19)	Baa1	600,000	664,002
(Northeastern U.), Ser. A, 5.00%, 10/1/35	A2	4,100,000	4,469,656

MA State Hsg. Fin. Agcy. Rev. Bonds, Ser. A, 5.10%, 12/1/30	Aa2	1,480,000	1,553,275

MA State Port Auth. Rev. Bonds, Ser. A
5.00%, 7/1/33	Aa2	1,055,000	1,228,115
5.00%, 7/1/31	Aa2	1,780,000	2,088,136

MA State School Bldg. Auth. Sales Tax Rev. Bonds, Ser. C, 5.00%, 8/15/37	AA+	1,625,000	1,860,690

Metro. Boston, Trans. Pkg. Corp. Rev. Bonds
5.25%, 7/1/36	A1	2,000,000	2,249,360
(Systemwide Pkg.), 5.25%, 7/1/33	A1	2,000,000	2,258,460

			64,211,166
Michigan (3.8%)

Detroit, G.O. Bonds, AMBAC, 5.25%, 4/1/24	A-/P	77,500	74,297

Detroit, Wtr. & Swr. Dept. Disp. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/32	A3	1,000,000	1,074,830

Detroit, Wtr. Supply Syst. Rev. Bonds, Ser. B
AGM, 6.25%, 7/1/36	AA	5,000	5,517
AGM, U.S. Govt. Coll., 6.25%, 7/1/36 (Prerefunded 7/1/19)	AA	4,035,000	4,505,723

Flint, Hosp. Bldg. Auth. Rev. Bonds (Hurley Med. Ctr.), 7.375%, 7/1/35	Ba1	1,250,000	1,403,413

Great Lakes, Wtr. Auth. Swr. Rev. Bonds (Brazos Presbyterian Homes, Inc.), Ser. C, 5.00%, 7/1/36	Baa1	7,100,000	7,696,826

Karegnondi, Wtr. Auth. Rev. Bonds (Wtr. Supply Syst.), Ser. A, 5.25%, 11/1/30	A2	3,000,000	3,362,400

Kentwood, Economic Dev. Rev. Bonds (Holland Home Oblig. Group), 5.00%, 11/15/37	BBB-/F	2,000,000	2,042,040

MI State Fin. Auth. Rev. Bonds
(Beaumont Hlth. Credit Group), Ser. A, 5.00%, 11/1/44	A1	1,750,000	1,872,203
Ser. H-1, 5.00%, 10/1/39	AA-	5,250,000	5,694,308
(Local Govt. Loan Program - Detroit Wtr. & Swr. Dept. (DWSD)), Ser. D-2, 5.00%, 7/1/34	Baa1	400,000	430,936
(Detroit Wtr. & Swr.), Ser. C-6, 5.00%, 7/1/33	A3	270,000	294,619
(Detroit), Ser. C-3, 5.00%, 4/1/26	A2	1,000,000	1,145,520
(Local Govt. Loan Program), Ser. F1, 4.50%, 10/1/29	A	650,000	671,853

MI State Hosp. Fin. Auth. Rev. Bonds, Ser. A, 6.125%, 6/1/39 (Prerefunded 6/1/19)	AA+	2,500,000	2,772,775

Oakland U. Rev. Bonds, 5.00%, 3/1/39	A1	2,000,000	2,169,900

			35,217,160
Minnesota (0.8%)

Douglas Cnty., Gross Hlth. Care Fac. Rev. Bonds (Douglas Cnty. Hosp.), 6.25%, 7/1/38 (Prerefunded 7/1/18)	AAA/P	1,035,000	1,111,104

Minneapolis & St. Paul, Hsg. & Redev. Auth. Hlth. Care VRDN (Allina Hlth. Syst.), Ser. B-1, 0.71%, 11/15/35	VMIG1	400,000	400,000

Minneapolis Hlth. Care Syst. Rev. Bonds (Fairview Hlth. Svcs. Oblig. Group), Ser. A, 5.00%, 11/15/44	A+	1,000,000	1,113,390

Minneapolis, Rev. Bonds (National Marrow Donor Program), U.S. Govt. Coll., 4.875%, 8/1/25 (Prerefunded 8/1/18)	AAA/P	2,000,000	2,111,860

Rochester, Hlth. Care Fac. VRDN (Mayo Clinic), Ser. B, 0.67%, 11/15/38	VMIG1	2,000,000	2,000,000

St. Paul, Port Auth. Solid Waste Disp. 144A Rev. Bonds (Gerdau St. Paul Steel Mill), Ser. 7, 4.50%, 10/1/37	BBB-	1,500,000	1,176,570

			7,912,924
Mississippi (0.2%)

MS Bus. Fin. Corp. Rev. Bonds (Syst. Energy Resources, Inc.), 5.875%, 4/1/22	BBB+	1,865,000	1,869,513

			1,869,513
Missouri (1.0%)

MO State Dev. Fin. Board Infrastructure Fac. Rev. Bonds (Independence, Elec. Syst. Dogwood), Ser. A, 5.00%, 6/1/37	A	2,000,000	2,154,680

MO State Hlth. & Edl. Fac. Auth. Rev. Bonds
(WA U. (The)), Ser. A, 5.375%, 3/15/39 (Prerefunded 3/15/18)	Aaa	2,250,000	2,363,513
(Saint Lukes Hlth. Syst., Inc. ), 5.00%, 11/15/35	A1	875,000	951,991

MO State Hlth. & Edl. Fac. Auth. VRDN (WA U. (The)), Ser. D, 0.68%, 9/1/30	VMIG1	3,500,000	3,500,000

			8,970,184
Nebraska (0.2%)

NE State Pub. Pwr. Dist. Rev. Bonds, Ser. C, 5.00%, 1/1/34	A1	2,140,000	2,415,653

			2,415,653
Nevada (0.6%)

Clark Cnty., Arpt. Rev. Bonds, Ser. A-2, 5.00%, 7/1/33	A1	1,300,000	1,452,893

Clark Cnty., Impt. Dist. Special Assmt. Bonds (Mountains Edge Local No. 142), 5.00%, 8/1/20	BBB	815,000	864,976

Reno, Sales Tax VRDN (Reno Trans. Rail Access Corridor (ReTRAC)), 0.67%, 6/1/42	VMIG1	3,450,000	3,450,000

			5,767,869
New Hampshire (0.8%)

NH State Bus. Fin. Auth. Rev. Bonds (Elliot Hosp. Oblig. Group), Ser. A, 6.125%, 10/1/39 (Prerefunded 10/1/19)	Baa1	2,000,000	2,243,800

NH State Hlth. & Ed. Fac. Auth. Rev. Bonds
(Kendel at Hanover), 5.00%, 10/1/46	BBB+/F	625,000	644,900
(Southern NH Med. Ctr.), 5.00%, 10/1/37	A-	4,500,000	4,909,095

			7,797,795
New Jersey (4.1%)

Bayonne, G.O. Bonds (Qualified Gen. Impt.), BAM, 5.00%, 7/1/39	AA	1,300,000	1,434,199

NJ State Econ. Dev. Auth. Rev. Bonds
(MSU Student Hsg.), 5.875%, 6/1/42	Baa3	3,840,000	4,125,158
(School Facs. Construction), Ser. AA, 5.25%, 12/15/33 (Prerefunded 6/15/19)	A3	4,045,000	4,282,442
(School Facs. Construction), Ser. AA, U.S. Govt. Coll., 5.25%, 12/15/33 (Prerefunded 6/15/19)	AAA/P	1,455,000	1,585,834

NJ State Econ. Dev. Auth. Wtr. Fac. Rev. Bonds (NJ American Wtr. Co.)
Ser. B, 5.60%, 11/1/34	A1	2,000,000	2,152,000
Ser. D, 4.875%, 11/1/29	A1	1,100,000	1,174,734

NJ State Higher Ed. Assistance Auth. Rev. Bonds (Student Loan), Ser. A, 5.625%, 6/1/30	AA	2,250,000	2,430,090

NJ State Hlth. Care Fac. Fin. Auth. Rev. Bonds (St. Joseph Hlth. Care Syst.), 6.625%, 7/1/38 (Prerefunded 7/1/18)	Baa3	3,000,000	3,237,120

NJ State Tpk. Auth. Rev. Bonds, Ser. E, 5.25%, 1/1/40	A+	3,000,000	3,184,350

NJ State Trans. Trust Fund Auth. Rev. Bonds (Trans. Syst.)
Ser. A, 6.00%, 6/15/35	A3	3,000,000	3,317,850
Ser. C, AMBAC, zero %, 12/15/24	A3	8,760,000	6,335,758

Union Cnty., Util. Auth. Resource Recvy. Fac. Lease Rev. Bonds (Covanta Union), Ser. A, 5.25%, 12/1/31	AA+	4,750,000	5,053,240

			38,312,775
New Mexico (0.8%)

Farmington, Poll. Control Rev. Bonds (AZ Pub. Svc. Co.), Ser. B, 4.70%, 9/1/24	A2	4,500,000	4,814,460

Sante Fe, Retirement Fac. Rev. Bonds (El Castillo Retirement Res.), 5.00%, 5/15/32	BBB-	2,155,000	2,208,789

			7,023,249
New York (10.5%)

Hudson Yards, Infrastructure Corp. Rev. Bonds, Ser. A, 5.75%, 2/15/47	A2	3,000,000	3,373,590

Metro. Trans. Auth. Rev. Bonds, Ser. D
5.00%, 11/15/36	AA-	2,500,000	2,774,650
5.00%, 11/15/29	AA-	3,000,000	3,395,970

Metro. Trans. Auth. Dedicated Tax Fund Rev. Bonds, Ser. A
5.50%, 11/15/39 (Prerefunded 11/15/18)	AA	1,825,000	1,969,321
5.50%, 11/15/39 (Prerefunded 11/15/18)	AAA/P	175,000	188,839
5.25%, 11/15/34	AA	3,700,000	4,419,909

NY City, G.O. Bonds, Ser. A-1, 5.00%, 8/1/30	AA	5,000,000	5,862,950

NY City, Indl. Dev. Agcy. Rev. Bonds (Queens Baseball Stadium - Pilot), AMBAC, 5.00%, 1/1/23	BBB	300,000	300,630

NY City, Muni. Wtr. & Swr. Syst. Fin. Auth. Rev. Bonds
(2nd Gen. Resolution), Ser. CC-1, 5.00%, 6/15/46	Aa1	5,000,000	5,680,450
Ser. DD, 5.00%, 6/15/35	Aa1	2,000,000	2,257,940

NY City, Transitional Fin. Auth. Rev. Bonds
Ser. E-1, 5.00%, 2/1/39	AAA	3,500,000	3,974,880
(Future Tax), Ser. E-1, 5.00%, 2/1/38	AAA	3,710,000	4,219,606
(Future Tax), Ser. E-1, 5.00%, 2/1/35	AAA	5,000,000	5,720,650

NY City, Transitional Fin. Auth. Bldg. Aid Rev. Bonds, Ser. S-1
5.00%, 7/15/43	Aa2	5,000,000	5,642,250
5.00%, 7/15/40	Aa2	5,000,000	5,613,850

NY State Dorm. Auth. Rev. Bonds
(Construction City U. Syst.), Ser. A, 6.00%, 7/1/20	Aa2	10,900,000	12,206,365
(City U.), Ser. A, 5.75%, 7/1/18	Aa2	5,410,000	5,637,436
(State U. Edl. Fac.), Ser. A, 5.50%, 5/15/19	Aa2	15,000,000	15,980,550

NY State Dorm. Auth. Personal Income Tax Rev. Bonds
(Ed.), Ser. B, 5.75%, 3/15/36	AAA	500,000	542,745
Ser. E, 5.00%, 2/15/44	AAA	3,500,000	3,920,280

NY State Trans. Special Fac. Dev. Corp. Rev. Bonds (Laguardia Arpt. Term. B Redev. Program), Ser. A
5.00%, 7/1/46	Baa3	1,000,000	1,038,250
5.00%, 7/1/41	Baa3	1,000,000	1,042,130

Onondaga, Civic Dev. Corp. Rev. Bonds (St. Joseph's Hosp. Hlth. Ctr.), U.S. Govt. Coll., 5.125%, 7/1/31 (Prerefunded 7/1/19)	AAA/P	1,385,000	1,507,919

Port Auth. of NY & NJ Rev. Bonds (Kennedy Intl. Arpt. - 5th Installment), 6.75%, 10/1/19	BBB-/P	1,000,000	1,024,890

			98,296,050
North Carolina (1.3%)

NC Eastern Muni. Pwr. Agcy. Syst. Rev. Bonds
Ser. C, 6.75%, 1/1/24 (Prerefunded 1/1/19)	AAA/F	1,250,000	1,382,538
AMBAC, 6.00%, 1/1/18 (Escrowed to maturity)	AAA/F	7,000,000	7,338,520

NC State Med. Care Cmnty. Hlth. Care Fac. Rev. Bonds (Deerfield), Ser. A, 6.00%, 11/1/33 (Prerefunded 11/1/18)	A-/F	2,345,000	2,537,478

NC State Muni. Pwr. Agy. No. 1 Rev. Bonds (Catawba Elec.), Ser. A
5.00%, 1/1/30	A2	345,000	364,665
FHL Banks Coll., U.S. Govt. Coll., 5.00%, 1/1/30 (Prerefunded 1/1/19)	AAA/F	855,000	917,261

			12,540,462
Ohio (3.4%)

American Muni. Pwr., Inc. Rev. Bonds
(Greenup Hydroelectric Pwr. Plant), Ser. A, 5.00%, 2/15/41	A1	4,100,000	4,528,942
(Meldahl Hydroelectric (Green Bond)), Ser. A, 5.00%, 2/15/29	A	1,200,000	1,367,460

Buckeye, Tobacco Settlement Fin. Auth. Rev. Bonds, Ser. A-2, 5.75%, 6/1/34	B-	4,000,000	3,461,360

Franklin Cnty., Hlth. Care Fac. Rev. Bonds (OH Presbyterian Retirement Svcs. (OPRS) Cmntys. Oblig. Group), Ser. A
6.125%, 7/1/40	BBB-	1,000,000	1,099,660
6.00%, 7/1/35	BBB-	1,875,000	2,064,956

Hamilton Cnty., Hlth. Care Rev. Bonds (Life Enriching Cmntys.), 5.00%, 1/1/32	BBB	1,000,000	1,022,300

Huber Heights City School Dist. G.O. Bonds (School Impt.), 5.00%, 12/1/31	Aa2	1,100,000	1,269,862

Lorain Cnty., Hosp. Rev. Bonds (Catholic Hlth. Partners), Ser. C-2, AGM, 5.00%, 4/1/24	AA	5,000,000	5,231,300

OH Hsg. Fin. Agcy. Rev. Bonds (Single Fam. Mtge.), Ser. 1, GNMA Coll., FNMA Coll., FHLMC Coll., 5.00%, 11/1/28	Aaa	585,000	605,680

OH State Major New Infrastructure Rev. Bonds, Ser. 16-1, 5.00%, 12/15/28	Aa2	2,150,000	2,561,747

OH State Private Activity Rev. Bonds (Portsmouth Bypass), AGM, 5.00%, 12/31/35	AA	1,750,000	1,921,063

OH State Tpk. Comm. Rev. Bonds (Infrastructure), Ser. A-1, 5.25%, 2/15/33	A1	1,775,000	2,039,138

Scioto Cnty., Hosp. Rev. Bonds (Southern OH Med. Ctr.)
5.00%, 2/15/34	A2	645,000	720,433
5.00%, 2/15/33	A2	355,000	398,282

Southeastern OH Port Auth. Hosp. Fac. Rev. Bonds
5.75%, 12/1/32	BB/F	1,350,000	1,476,833
(Memorial Hlth. Syst. Oblig. Group), 5.50%, 12/1/43	BB/F	145,000	150,832

Youngstown State U. Rev. Bonds, 5.00%, 12/15/25	A+	2,000,000	2,225,080

			32,144,928
Oklahoma (0.2%)

OK State Tpk. Auth. VRDN, Ser. F, 0.71%, 1/1/28	VMIG1	2,000,000	2,000,000

			2,000,000
Oregon (0.6%)

OR Hlth. Sciences U. Rev. Bonds, Ser. A, 5.75%, 7/1/39 (Prerefunded 7/1/19)	Aa3	2,000,000	2,208,960

OR State G.O. Bonds, Ser. F, 5.00%, 5/1/39	Aa1	2,635,000	3,047,773

			5,256,733
Pennsylvania (5.5%)

Allegheny Cnty., Hosp. Dev. Auth. Rev. Bonds (UPMC Hlth.), Ser. B, NATL, 6.00%, 7/1/24	Aa3	2,210,000	2,723,405

Centre Ctny., Hosp. Auth. Rev. Bonds (Mount Nittany Med. Ctr.), Ser. A, 5.00%, 11/15/41	A	500,000	536,975

Cumberland Cnty., Muni. Auth. Rev. Bonds
(Presbyterian Homes Oblig. Group), Ser. A, 5.25%, 1/1/19	BBB+/F	1,465,000	1,543,568
(Presbyterian Homes Oblig. Group), Ser. A, 5.15%, 1/1/18	BBB+/F	665,000	684,152
(Diakon Lutheran Social Minstries), 5.00%, 1/1/33	BBB+/F	1,000,000	1,050,210
(Diakon Lutheran Social Minstries), 5.00%, 1/1/32	BBB+/F	120,000	126,665
(Diakon Lutheran Social Minstries), 5.00%, 1/1/31	BBB+/F	100,000	106,092

Dauphin Cnty., Gen. Auth. Hlth. Syst. Rev. Bonds (Pinnacle Hlth. Syst.), Ser. A, 5.00%, 6/1/34	A+	1,150,000	1,278,421

Delaware River Port Auth. PA & NJ Rev. Bonds, 5.00%, 1/1/30	A	6,860,000	7,760,787

East Hempfield Twp., Indl. Dev. Auth. Rev. Bonds (Millersville U. Student Hsg. & Svcs., Inc.), 5.00%, 7/1/29	Baa3	500,000	537,775

East Stroudsburg, Area School Dist. G.O. Bonds, AGM
5.00%, 9/1/27 (Prerefunded 3/1/18)	Aa3	5,430,000	5,644,268
5.00%, 9/1/27 (Prerefunded 3/1/18)	Aa3	70,000	73,117

Erie, Higher Ed. Bldg. Auth. Rev. Bonds (Mercyhurst College), 5.50%, 3/15/38 (Prerefunded 9/15/18)	BBB-	1,275,000	1,364,658

Montgomery Cnty., Indl. Dev. Auth. Wtr. Fac. Rev. Bonds (Aqua PA, Inc.), Ser. A, 5.25%, 7/1/42	AA-	3,250,000	3,390,010

PA State Higher Edl. Fac. Auth. Rev. Bonds (U. of Sciences Philadelphia), 5.00%, 11/1/42	A3	1,500,000	1,622,445

PA State Hsg. Fin. Agcy. Rev. Bonds, Ser. 15-117A, 3.95%, 10/1/30	AA+	1,200,000	1,222,812

PA State Pub. School Bldg. Auth. Rev. Bonds (School Dist. Philadelphia)
5.00%, 4/1/24	A2	1,000,000	1,067,720
5.00%, 4/1/23	A2	1,000,000	1,070,680

PA State Tpk. Comm. Rev. Bonds
Ser. A-1, 5.00%, 12/1/46	A1	1,200,000	1,318,920
Ser. A, 5.00%, 12/1/44	A1	5,245,000	5,708,501
Ser. A, 5.00%, 12/1/38	A1	2,250,000	2,474,730

PA State Tpk. Comm. Oil Franchise Tax Rev. Bonds, Ser. B, 5.00%, 12/1/27	A2	1,250,000	1,438,538

Philadelphia, Gas Wks. Rev. Bonds
5.00%, 8/1/32	A	1,000,000	1,085,540
5.00%, 8/1/31	A	1,000,000	1,090,120

Pittsburgh & Allegheny Cnty., Sports & Exhib. Auth. Hotel Rev. Bonds, AGM, 5.00%, 2/1/35	AA	3,000,000	3,259,020

Pittsburgh, G.O. Bonds, Ser. B, 5.00%, 9/1/25	A1	2,500,000	2,841,775

Westmoreland Ctny., Muni. Auth. Rev. Bonds, BAM, 5.00%, 8/15/27	AA	550,000	630,218

			51,651,122
Rhode Island (0.5%)

RI Hlth. & Edl. Bldg. Corp. Rev. Bonds (Lifespan Oblig. Group-Hosp. Fin.), 5.00%, 5/15/33	BBB+	1,000,000	1,066,130

Tobacco Settlement Fin. Corp. Rev. Bonds, Ser. B, 5.00%, 6/1/50	BBB-/P	3,250,000	3,258,710

			4,324,840
South Carolina (1.5%)

Myrtle Beach, Tax Allocation Bonds (Myrtle Beach Air Force Base Redev.)
5.00%, 10/1/29	A2	1,000,000	1,137,880
5.00%, 10/1/28	A2	425,000	485,116

SC State Pub. Svc. Auth. Rev. Bonds
(Santee Cooper), Ser. A, 5.75%, 12/1/43	AA-	6,000,000	7,120,740
Ser. A, 5.50%, 12/1/54	AA-	2,000,000	2,229,900
Ser. A, 5.00%, 12/1/50	AA-	2,500,000	2,699,100
Ser. A, 5.00%, 12/1/25	AA-	750,000	877,695

			14,550,431
Tennessee (0.5%)

TN Energy Acquisition Corp. Gas Rev. Bonds, Ser. A, 5.25%, 9/1/20	A3	4,000,000	4,405,400

			4,405,400
Texas (12.4%)

Angleton, G.O. Bonds (Indpt. School Bldg. Dist.), PSFG, 5.00%, 2/15/30	Aaa	2,485,000	2,494,716

Beaumont, Indpt. School Dist. G.O. Bonds (School Bldg.), AGC, 5.125%, 2/15/30	AA	2,550,000	2,561,909

Brazos River Harbor Naval Dist. Env. Rev. Bonds (Dow Chemical Co.), Ser. A-4, 5.95s, 5/15/33	BBB	1,100,000	1,169,091

Brazos, Harbor Indl. Dev. Corp. Env. Fac. Mandatory Put Bonds (5/1/28) (Dow Chemical), 5.90%, 5/1/38	BBB	3,450,000	3,584,067

Central TX Regl. Mobility Auth. Rev. Bonds (Sr. Lien), Ser. A, 5.00%, 1/1/33	BBB+	650,000	695,741

Clifton, Higher Ed. Fin. Corp. Rev. Bonds (IDEA Pub. Schools), Ser. B, 5.00%, 8/15/27	BBB	375,000	414,431

Dallas, Area Rapid Transit Rev. Bonds, Ser. A, 5.00%, 12/1/46	AA+	5,530,000	6,200,236

Dallas, Area Rapid Transit Sales Tax Rev. Bonds, Ser. A, 5.00%, 12/1/41	AA+	2,000,000	2,258,800

Dallas-Fort Worth, Intl. Arpt. Fac. Impt. Corp. Rev. Bonds, Ser. A, 5.25%, 11/1/30	A+	5,000,000	5,676,000

Harris Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (YMCA of the Greater Houston Area), Ser. A, 5.00%, 6/1/28	Baa3	1,300,000	1,396,317

Harris Cnty., Cultural Ed. Fac. Fin. Corp. VRDN (The Methodist Hosp.), Ser. C-1, 0.72%, 12/1/24	A-1+	9,000,000	9,000,000

Houston, Arpt. Syst. Rev. Bonds, Ser. A, 5.00%, 7/1/25	A+	3,500,000	3,808,805

Houston, Higher Ed. Fin. Co. Rev. Bonds (Cosmos Foundation), Ser. A, 5.00%, 2/15/32	BBB	1,250,000	1,334,600

Houston, Util. Syst. Rev. Bonds
Ser. D, 5.00%, 11/15/39	Aa2	2,285,000	2,573,847
Ser. A, 5.00%, 11/15/33	AA	6,500,000	7,197,970

La Vernia, Higher Ed. Fin. Corp. Rev. Bonds (Kipp, Inc.), Ser. A, 6.375%, 8/15/44 (Prerefunded 8/15/19)	BBB	1,700,000	1,898,390

Leander, Indpt. School Dist. G.O. Bonds (School Bldg.)
PSFG, zero %, 8/15/19	AAA	195,000	175,553
PSFG, U.S. Govt. Coll., zero %, 8/15/19 (Prerefunded 8/15/17)	AAA/P	4,805,000	4,338,723

Lower CO River Auth. Transmission Svcs. Contract Corp. Rev. Bonds
5.00%, 5/15/40	A	750,000	823,493
5.00%, 5/15/33	A	150,000	169,098
5.00%, 5/15/32	A	850,000	962,600

Matagorda Cnty., Poll. Control Rev. Bonds (Dist. No. 1), Ser. A, AMBAC, 4.40%, 5/1/30	Baa1	2,250,000	2,407,028

New Hope, Cultural Ed. Fac. Fin. Corp. Rev. Bonds
(Wesleyan Homes, Inc.), 5.50%, 1/1/43	BB-/P	750,000	754,328
(TX A&M U. Collegiate & Student Hsg. College Station I, LLC), Ser. A, 5.00%, 4/1/29	Baa3	1,085,000	1,187,739

North TX, Tollway Auth. Rev. Bonds
(1st Tier), Ser. I, 6.50%, 1/1/43	A1	9,700,000	12,103,544
(1st Tier), Ser. A, 6.00%, 1/1/25	A1	640,000	669,267
(1st Tier), Ser. A, FNMA Coll., U.S. Govt. Coll., 6.00%, 1/1/25 (Prerefunded 1/1/18)	AAA/P	4,560,000	4,778,242
(1st Tier), Ser. A, 5.625%, 1/1/33	A1	370,000	384,515
(1st Tier), Ser. A, FCS, U.S. Govt. Coll., 5.625%, 1/1/33 (Prerefunded 1/1/18)	AA/P	1,260,000	1,315,667
(1st Tier), Ser. A, NATL, 5.125%, 1/1/28	AA-	615,000	635,627
Ser. D, AGC, zero %, 1/1/28	AA	11,620,000	7,834,088

Red River, Hlth. Retirement Fac. Dev. Corp. Rev. Bonds (Sears Methodist Retirement Syst. Oblig. Group)
Ser. C, 6.25%, 5/9/53 (In default)(NON)	D/P	46,000	69
Ser. B, 6.15%, 11/15/49 (In default)(NON)	D/P	700,000	1,050
Ser. A, 6.05%, 11/15/46 (In default)(NON)	D/P	525,000	788
Ser. D, 6.05%, 11/15/46 (In default)(NON)	D/P	91,000	137
Ser. A, 5.15%, 11/15/27 (In default)(NON)	D/P	1,490,000	2,235

San Antonio, Arpt. Syst. Rev. Bonds, AGM, 5.25%, 7/1/32	AA	1,415,000	1,439,281

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Rev. Bonds (Trinity Terrace), Ser. A-1, 5.00%, 10/1/44	BBB+/F	1,000,000	1,012,730

Tarrant Cnty., Cultural Ed. Fac. Fin. Corp. Retirement Fac. Rev. Bonds (Buckner Retirement Svcs., Inc.)
5.25%, 11/15/27	A/F	560,000	568,215
5.25%, 11/15/27 (Prerefunded 11/15/17)	AAA/P	440,000	454,555
5.25%, 11/15/22	A/F	1,400,000	1,430,380
5.25%, 11/15/22 (Prerefunded 11/15/17)	AAA/P	1,100,000	1,136,388

TX Private Activity Surface Trans. Corp. Rev. Bonds (NTE Mobility), 6.875%, 12/31/39	Baa2	1,650,000	1,871,447

TX State G.O. Bonds, 5.00%, 4/1/44	Aaa	5,000,000	5,621,900

TX State Affordable Hsg. Corp. Single Fam. Mtge. Rev. Bonds (Professional Ed. Home Loan), Ser. A-3, FHLMC Coll., GNMA Coll., FNMA Coll., 5.60%, 2/1/39	Aaa	324,805	333,688

TX State Indl. Dev. Corp. Rev. Bonds (Arco Pipelines Co.), 7.375%, 10/1/20	A2	4,000,000	4,730,960

TX State Muni. Gas Acquisition & Supply Corp. III Rev. Bonds, 5.00%, 12/15/29	A3	2,475,000	2,600,730

Victoria, Util. Syst. Rev. Bonds, AMBAC, U.S. Govt. Coll., 5.00%, 12/1/27 (Prerefunded 12/1/17)	AA-	3,960,000	4,095,828

			116,104,813
Utah (0.5%)

Murray City, Hosp. VRDN (IHC Hlth. Svcs., Inc.), Ser. C, 0.70%, 5/15/36	A-1+	3,000,000	3,000,000

Salt Lake City, Hosp. Rev. Bonds, AMBAC, U.S. Govt. Coll., 6.75%, 5/15/20 (Escrowed to maturity)	AAA/P	1,300,000	1,304,485

			4,304,485
Vermont (0.1%)

VT State Edl. & Hlth. Bldg. Fin. Agcy. Rev. Bonds (U. of VT Med. Ctr.), Ser. A
5.00%, 12/1/36	A3	500,000	547,060
5.00%, 12/1/35	A3	500,000	548,305

			1,095,365
Virginia (2.7%)

Chesterfield Cnty., Econ. Dev. Auth. Poll. Control Rev. Bonds (VA Elec. & Pwr.), Ser. A, 5.00%, 5/1/23	A2	1,575,000	1,682,021

Fairfax Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (Goodwin House, Inc. ), Ser. A, 5.00%, 10/1/36	BBB/F	650,000	693,849

Henrico Cnty., Econ. Dev. Auth. Res. Care Fac. Rev. Bonds (VA United Methodist Homes, Inc.)
5.00%, 6/1/25	BB+/P	410,000	438,786
5.00%, 6/1/23	BB+/P	445,000	481,245

Henrico Cnty., Indl. Dev. Auth. Rev. Bonds, AGM, 5.929%, 8/23/27	AA	12,500,000	14,088,875

VA State Small Bus. Fin. Auth. Rev. Bonds (Express Lanes, LLC), 5.00%, 7/1/34	BBB-	1,200,000	1,235,184

Washington Cnty., Indl. Dev. Auth. Hosp. Fac. Rev. Bonds (Mountain States Hlth. Alliance), Ser. C, 7.75%, 7/1/38	Baa1	6,100,000	6,682,611

			25,302,571
Washington (1.5%)

Port of Seattle, Rev. Bonds, Ser. C, 5.00%, 4/1/40	A1	1,000,000	1,081,140

WA State G.O. Bonds
Ser. A-1, 5.00%, 8/1/37	Aa1	1,580,000	1,795,512
Ser. 17-A, 5.00%, 8/1/35	Aa1	5,000,000	5,750,250

WA State Hlth. Care Fac. Auth. Rev. Bonds
(WA Hlth. Svcs.), 7.00%, 7/1/39 (Prerefunded 7/1/19)	Baa1	1,250,000	1,413,725
Ser. B, NATL, 5.00%, 2/15/27	AA-	1,815,000	1,845,637
(Central WA Hlth. Svcs. Assn.), 4.00%, 7/1/36	Baa1	1,620,000	1,524,242

WA State Hsg. Fin. Comm. 144A Rev. Bonds (Bayview Manor Homes ), Ser. A, 5.00%, 7/1/36	BB+/P	375,000	374,074

			13,784,580
West Virginia (0.1%)

WV State Econ. Dev. Auth. Solid Waste Disp. Fac. FRB (Appalachian Pwr. Co.), Ser. A, 5.375%, 12/1/38	Baa1	1,000,000	1,101,230

			1,101,230
Wisconsin (1.0%)

Pub. Fin. Auth. Arpt. Fac. Rev. Bonds (Sr. Oblig. Group), 5.25%, 7/1/28	BBB	1,000,000	1,060,550

WI State Rev. Bonds, Ser. A, 6.00%, 5/1/27	Aa3	3,500,000	3,850,420

WI State Hlth. & Edl. Fac. Auth. Rev. Bonds
(Prohealth Care, Inc.), 6.625%, 2/15/39 (Prerefunded 2/15/19)	AAA/P	3,000,000	3,321,570
(Three Pillars Sr. Living), 5.00%, 8/15/28	A-/F	1,040,000	1,143,563

			9,376,103
Wyoming (0.8%)

Campbell Cnty., Solid Waste Fac. Rev. Bonds (Basin Elec. Pwr. Co-op), Ser. A, 5.75%, 7/15/39	A	3,000,000	3,273,600

WY Muni. Pwr. Agcy. Pwr. Supply Rev. Bonds, Ser. A
5.50%, 1/1/38 (Prerefunded 1/1/18)	A2	2,800,000	2,921,688
5.50%, 1/1/33 (Prerefunded 1/1/18)	A2	1,410,000	1,471,279

			7,666,567

Total municipal bonds and notes (cost $877,073,889)			$921,429,222

PREFERRED STOCKS (0.6%)(a)
		Shares	Value

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. A-5, 5s cum. pfd.		3,300,000	$3,432,396

MuniMae Tax Exempt Bond Subsidiary, LLC 144A Ser. B, 7 3/4s cum. pfd.		2,000,000	2,102,700

Total preferred stocks (cost $5,300,000)			$5,535,096

TOTAL INVESTMENTS

Total investments (cost $882,373,889)(b)			$926,964,318

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from October 1, 2016 through December 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $935,180,967.
(RAT)	The Moody's, Standard & Poor's or Fitch ratings indicated are believed to be the most recent ratings available at the close of the reporting period for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at the close of the reporting period. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor's classifications. If a security is insured, it will usually be rated by the ratings organizations based on the financial strength of the insurer. For further details regarding security ratings, please see the Statement of Additional Information.
(b)	The aggregate identified cost on a tax basis is $881,898,688, resulting in gross unrealized appreciation and depreciation of $55,254,757 and $10,426,569, respectively, or net unrealized appreciation of $45,065,630.
(NON)	This security is non-income-producing.
(FWC)	Forward commitment, in part or in entirety.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	On Mandatory Put Bonds, the rates shown are the current interest rates at the close of the reporting period and the dates shown represent the next mandatory put dates.
	The dates shown parenthetically on prerefunded bonds represent the next prerefunding dates.
	The dates shown on debt obligations are the original maturity dates.
	The fund had the following sector concentrations greater than 10% at the close of the reporting period (as a percentage of net assets):
	Utilities	16.8%
	State debt	14.9
	Prerefunded	14.3
	Health care	13.5
	Transportation	13.5

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Tax-exempt bonds and notes are generally valued on the basis of valuations provided by an independent pricing service approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. These securities will generally be categorized as Level 2.
	Certain investments, including certain restricted and illiquid securities and derivatives are also valued at fair value following procedures approved by the Trustees. To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Municipal bonds and notes	$—	$921,416,424	$12,798
Preferred stocks	—	5,535,096	—

Totals by level	$—	$926,951,520	$12,798

During the reporting period, transfers within the fair value hierarchy, if any, did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
At the start and close of the reporting period, Level 3 investments in securities represented less than 1% of the fund's net assets and were not considered a significant portion of the fund's portfolio.
For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Tax Exempt Income Fund

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: February 28, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: February 28, 2017

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: February 28, 2017